UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28,2001
Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Samuel James Limited
Address: 	32 West Pennsylvania Avenue
		2nd floor
		Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: GABRIEL J. POGGI
Title: COO
Phone: 410-296-6605
Signature, Place, and Date of Signing:

	GABRIEL J. POGGI	Towson, MD	November 7, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	9

Form 13F Information Table Value Total:	$ 86,648 (in 1000's)


List of Other Included Managers:  NONE




Name of Issuer
Title of
Class
CUSIP
Value (x$1000)
SHRS
Investment
Other
Voting
Authority




Discretion
Managers

General Elec Co
COM
369604103
6671
179,327
Sole
None
179,327
Global Crossing LTD
COM
G3921A100
14
7,500
Sole
None
7,500
Goldman Sachs Group INC
COM
38141G104
5384
75,457
Sole
None
75,457
Intel Corp
COM
458140100
9803
479,576
Sole
None
479,576
Merck & Co
COM
589331107
10199
153,131
Sole
None
153,131
Microsoft Corp
COM
594918104
11562
225,943
Sole
None
225,943
Pfizer Inc
COM
717081103
8797
219,365
Sole
None
219,365
Schwab (Charles) Corp
COM
808513105
7884
685,532
Sole
None
685,532
Weyerhaeuser Co
COM
962166104
26337
540,695
Sole
None
540,695